Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 0.4%
Raytheon Technologies Corp.	61,909	$ 5,382,988

Air Freight & Logistics - 0.5%
FedEx Corp.	20,137	5,637,353

Automobiles - 0.5%
Tesla, Inc. (A)	9,049	6,218,473

Beverages - 1.0%
Constellation Brands, Inc., Class A	24,552	5,507,996
Monster Beverage Corp. (A)	65,372	6,165,887

		11,673,883

Biotechnology - 2.8%
Alnylam Pharmaceuticals, Inc. (A)	13,687	2,449,152
Exact Sciences Corp. (A) (B)	21,626	2,332,148
Moderna, Inc. (A)	47,260	16,711,136
Regeneron Pharmaceuticals, Inc. (A)	8,891	5,108,857
Seagen, Inc. (A)	22,483	3,448,667
Vertex Pharmaceuticals, Inc. (A)	23,534	4,743,984

		34,793,944

Building Products - 0.4%
Fortune Brands Home & Security, Inc.	53,452	5,209,966

Capital Markets - 0.3%
S&P Global, Inc.	8,354	3,581,527

Chemicals - 0.4%
PPG Industries, Inc.	29,976	4,901,676

Commercial Services & Supplies - 0.3%
Copart, Inc. (A)	28,359	4,168,773

Consumer Finance - 0.8%
American Express Co.	58,621	9,996,639

Electronic Equipment, Instruments & Components - 0.3%
Cognex Corp.	47,254	4,272,234

Entertainment - 5.0%
Netflix, Inc. (A)	22,410	11,598,744
ROBLOX Corp., Class A (A)	198,590	15,287,458
Sea Ltd., ADR (A)	33,324	9,202,756
Spotify Technology SA (A)	85,378	19,523,387
Walt Disney Co. (A)	33,895	5,966,198

		61,578,543

Equity Real Estate Investment Trusts - 0.5%
American Tower Corp.	20,779	5,876,301

Health Care Equipment & Supplies - 3.4%
Align Technology, Inc. (A)	7,732	5,379,926
Baxter International, Inc.	52,908	4,092,434
DexCom, Inc. (A)	24,094	12,420,698
Edwards Lifesciences Corp. (A)	46,944	5,270,403
Intuitive Surgical, Inc. (A)	9,981	9,895,762
Teleflex, Inc.	11,491	4,566,868

		41,626,091

Health Care Providers & Services - 1.2%
agilon health, Inc. (A) (B)	19,500	717,405

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Guardant Health, Inc. (A)	36,838	$ 4,044,812
UnitedHealth Group, Inc.	25,204	10,389,593

		15,151,810

Health Care Technology - 2.1%
Veeva Systems, Inc., Class A (A)	76,381	25,412,722

Hotels, Restaurants & Leisure - 2.6%
Airbnb, Inc., Class A (A)	80,159	11,543,698
Booking Holdings, Inc. (A)	3,555	7,743,714
Chipotle Mexican Grill, Inc. (A)	5,045	9,401,055
Penn National Gaming, Inc. (A) (B)	54,338	3,715,632

		32,404,099

Household Products - 0.5%
Procter & Gamble Co.	40,305	5,732,580

Interactive Media & Services - 12.4%
Alphabet, Inc., Class A (A)	11,233	30,267,655
Facebook, Inc., Class A (A)	82,297	29,322,421
Pinterest, Inc., Class A (A)	219,543	12,931,083
Snap, Inc., Class A (A)	470,520	35,016,098
Twitter, Inc. (A)	467,918	32,637,281
Zillow Group, Inc., Class C (A) (B)	121,257	12,884,769

		153,059,307

Internet & Direct Marketing Retail - 5.7%
Amazon.com, Inc. (A)	14,640	48,715,918
DoorDash, Inc., Class A (A)	62,559	10,903,408
Wayfair, Inc., Class A (A) (B)	46,219	11,155,418

		70,774,744

IT Services - 17.2%
Adyen NV (A) (B) (C)	3,629	9,834,768
EPAM Systems, Inc. (A)	12,959	7,254,448
Fastly, Inc., Class A (A) (B)	56,390	2,710,667
FleetCor Technologies, Inc. (A)	26,538	6,852,642
Global Payments, Inc.	31,233	6,040,775
GoDaddy, Inc., Class A (A)	69,899	5,861,031
Mastercard, Inc., Class A	37,158	14,340,759
MongoDB, Inc. (A)	26,833	9,630,900
Okta, Inc. (A)	49,527	12,272,295
PayPal Holdings, Inc. (A)	49,014	13,504,828
Shopify, Inc., Class A (A)	26,420	39,628,151
Snowflake, Inc., Class A (A)	92,192	24,497,258
Square, Inc., Class A (A) (B)	148,674	36,761,133
Twilio, Inc., Class A (A)	61,186	22,858,478

		212,048,133

Life Sciences Tools & Services - 1.7%
10X Genomics, Inc., Class A (A)	32,043	5,871,239
Illumina, Inc. (A)	13,633	6,758,560
Thermo Fisher Scientific, Inc.	15,722	8,490,037

		21,119,836

Machinery - 0.9%
Deere & Co.	17,387	6,286,965
Nordson Corp.	23,815	5,385,286

		11,672,251

Metals & Mining - 0.1%
Royal Gold, Inc.	14,393	1,749,037

Transamerica Funds	Page 1

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 1.9%
Eli Lilly & Co.	46,143	$ 11,235,821
Royalty Pharma PLC, Class A	311,906	11,914,809

		23,150,630

Professional Services - 0.8%
Equifax, Inc.	20,574	5,361,584
Leidos Holdings, Inc.	47,618	5,067,508

		10,429,092

Road & Rail - 1.1%
Uber Technologies, Inc. (A)	303,661	13,197,107

Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (A)	78,360	8,321,049
Entegris, Inc.	43,112	5,201,032
KLA Corp.	18,670	6,500,147
Marvell Technology, Inc.	86,847	5,255,112
Micron Technology, Inc. (A)	45,747	3,549,052
NVIDIA Corp.	112,596	21,955,094
Skyworks Solutions, Inc.	24,734	4,563,670
Teradyne, Inc.	32,963	4,186,301
Texas Instruments, Inc.	39,843	7,594,873

		67,126,330

Software - 18.5%
Adobe, Inc. (A)	25,311	15,734,077
Cloudflare, Inc., Class A (A) (B)	260,852	30,944,873
Coupa Software, Inc. (A)	41,349	8,972,733
Crowdstrike Holdings, Inc., Class A (A)	38,337	9,722,647
Datadog, Inc., Class A (A)	104,337	11,550,106
DocuSign, Inc. (A)	46,748	13,932,774
Five9, Inc. (A)	20,278	4,081,759
Microsoft Corp.	179,710	51,201,176
RingCentral, Inc., Class A (A)	16,464	4,400,333
salesforce.com, Inc. (A)	45,707	11,057,894
ServiceNow, Inc. (A)	12,441	7,313,939
Trade Desk, Inc., Class A (A)	152,918	12,525,513
Unity Software, Inc. (A)	91,852	9,839,186
Workday, Inc., Class A (A)	30,530	7,156,232
Zoom Video Communications, Inc., Class A (A)	77,788	29,411,643

		227,844,885

Specialty Retail - 2.5%
Carvana Co. (A)	59,555	20,103,386
TJX Cos., Inc.	151,866	10,449,899

		30,553,285

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	353,671	51,586,452
NetApp, Inc.	67,801	5,396,282

		56,982,734

Textiles, Apparel & Luxury Goods - 1.9%
Lululemon Athletica, Inc. (A)	18,878	7,554,409
NIKE, Inc., Class B	63,989	10,718,797
VF Corp.	57,767	4,632,914

		22,906,120

Total Common Stocks (Cost $663,206,229)		1,206,233,093

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (D)	10,818,375	$ 10,818,375

Total Other Investment Company (Cost $10,818,375)		10,818,375

Total Investments Excluding Options Purchased (Cost $674,024,604)		1,217,051,468
Total Options Purchased - 0.1% (Cost $2,935,208)		766,537

Total Investments (Cost $676,959,812)		1,217,818,005
Net Other Assets (Liabilities) - 1.2%		14,432,553

Net Assets - 100.0%		$ 1,232,250,558

Transamerica Funds	Page 2

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	JPM	USD	7.28	07/22/2022	USD	133,492,769	$621,921	$506,872
Put - USD vs. CNH	JPM	USD	7.38	07/27/2022	USD	38,737,740	205,504	123,845
Put - USD vs. CNH	GSI	USD	7.57	03/30/2022	USD	105,441,421	523,734	89,731
Put - USD vs. CNH	BNP	USD	7.45	01/06/2022	USD	106,849,265	570,359	39,427
Put - USD vs. CNH	BNP	USD	7.64	11/11/2021	USD	91,350,980	496,096	6,577
Put - USD vs. CNH	BNP	USD	7.99	09/10/2021	USD	85,473,788	517,594	85

Total							$2,935,208	$766,537

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,196,398,325	$9,834,768	$—	$1,206,233,093
Other Investment Company	10,818,375	—	—	10,818,375
Over-the-Counter Foreign Exchange Options Purchased	—	766,537	—	766,537

Total Investments	$1,207,216,700	$10,601,305	$—	$1,217,818,005

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $48,187,315, collateralized by cash collateral of $10,818,375 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $38,584,853. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of the 144A security is $9,834,768, representing 0.8% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at July 31, 2021.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 3

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4